Accrued liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Accrued liabilities
Consulting and professional fees	$ 1,288	$ 516
Employee compensation	1,172	804
Other	225	102
Total accrued liabilities	$ 2,685	$ 1,422